Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss using simplified method (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 584,831	R$ 269,347
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	554,501	239,828
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	233,803	191,074
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	114,692	105,179
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	114,692	105,179
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	63,907	34,786
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	63,907	34,786
Evaluated at amortized cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	55,204	51,109
Evaluated at amortized cost | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 55,204	R$ 51,109